Related party transactions - Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,483,862	$ 2,723,902
Long-term employee benefits	11,366	12,074
Post-employment benefits	34,294	45,878
Share based payments	1,146,965	297,423
Key management personnel compensation	$ 3,676,487	$ 3,079,277